UNAUDITED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Sep. 30, 2017	Dec. 31, 2016 [1]
Current
Cash and cash equivalents		$ 286,562	$ 224,190
Restricted cash and short-term deposits	[2]	270,087	183,693
Trade accounts receivable	[3]	4,758	3,567
Inventory		9,570	7,257
Other receivables, prepaid expenses and accrued income		10,252	7,510
Amounts due from related parties		7,345	0
Total current assets		588,574	426,217
Non-current
Restricted cash		182,416	232,335
Investment in affiliates		684,285	648,780
Cost method investments		7,347	7,347
Asset under development		1,032,116	731,993
Vessels and equipment, net		2,093,515	2,153,831
Other non-current assets		56,970	56,408
Total assets		4,645,223	4,256,911
Current
Current portion of long-term debt and short-term debt, net of deferred finance charges	[2],[4]	1,102,560	451,454
Trade accounts payable		152,354	24,559
Accrued expenses		98,245	78,462
Other current liabilities		75,870	78,984
Amounts due to related parties		3,058	135,668
Total current liabilities		1,432,087	769,127
Non-current
Long-term debt, net of deferred finance charges	[2],[4]	1,199,989	1,525,744
Amounts due to related parties		177,247	0
Other long-term liabilities		51,471	52,214
Total liabilities		2,860,794	2,347,085
Equity
Stockholders' equity		1,714,533	1,863,262
Non-controlling interests		69,896	46,564
Total liabilities and stockholders' equity		$ 4,645,223	$ 4,256,911

[1]	Previously, the assets and liabilities associated with the agreement to sell our interests in the companies that own and operate the FSRU the Golar Tundra to Golar Partners were classified as held-for-sale. As of March 31, 2017, these assets and liabilities ceased to qualify for classification as held-for-sale. Accordingly, as of September 30, 2017 (and for all retrospective periods presented), these assets and liabilities are presented as held for use in the consolidated balance sheets. See note 2.
[2]	Included within restricted cash and short-term deposits and debt balances are amounts relating to certain lessor entities (for which legal ownership resides with financial institutions) that we are required to consolidate under US GAAP into our financial statements as variable interest entities (see note 7).
[3]	This includes amounts arising from transactions with related parties (see note 14).
[4]	The Hilli pre-delivery debt facility has been classified as current in our consolidated balance sheet. As disclosed in note 25 - Debt in our consolidated financial statements in our 2016 Form 20-F, we have secured post-delivery sale and leaseback financing for the Hilli. However, under US GAAP we expect we will be required to consolidate the lessor as a variable interest entity. Accordingly, the above classification reflects the lessor’s present financing arrangements.